                        WRL FREEDOM WEALTH PROTECTOR(R)
                      SUPPLEMENT DATED OCTOBER 5, 2001 TO
                 PROSPECTUS DATED MAY 1, 2001 AS SUPPLEMENTED
                       JULY 23, 2001 AND AUGUST 24, 2001

Effective October 5, 2001, American Century Investment Management, Inc. will become sub-adviser to the International Equity (formerly, GE International
Equity) portfolio of the AEGON/Transamerica Series Fund, Inc.   Effective March
1, 2002, the name of the International Equity will be changed to American Century International. Prior to October 5, 2001, GE International Equity was sub-advised by GE Asset Management Incorporated.

The following information is added to page 6 of the Prospectus under the heading "Investment Options":

AEGON/TRANSAMERICA SERIES FUND, INC.

     WRL International Equity (formerly, WRL GE International Equity)

The following information is added to the Portfolio Annual Expense Table on page 14 of the Prospectus:

                                      Management          Other       Rule 12b-1      Total Portfolio
            Portfolio                    Fees           Expenses         Fees         Annual Expenses
-----------------------------------------------------------------------------------------------------
International Equity                    1.00%*            0.20%           N/A              1.20%
-----------------------------------------------------------------------------------------------------


The following is added to the table in footnote (8) on page 15 of the
Prospectus:

                                     Expense     Reimbursement    Expense Ratio Without
            Portfolio                 Limit         Amount             Reimbursement
---------------------------------------------------------------------------------------
International Equity                  1.20%*          N/A                   N/A
---------------------------------------------------------------------------------------

* Effective March 1, 2002, this expenses limit will be increased to 1.50%.


The following information replaces the information regarding GE International Equity on pages 20 of the Prospectus under the heading "The Separate Account and the Portfolios - The Funds":

            Portfolio                    Sub-Adviser or Adviser                      Investment Objective
-----------------------------------------------------------------------------------------------------------------
International Equity          American Century Investment Management, Inc.      Seeks long-term growth of capital.
------------------------------------------------------------------------------------------------------------------


All other references throughout the prospectus to WRL GE International Equity are changed to WRL International Equity.